SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - Employees and Directors [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Options outstanding at beginning of year	5,960,256
Options granted	1,397,500
Options exercised	(217,375)
Options forfeited	(154,277)
Options expired	(10,000)
Options outstanding at end of year	6,976,104	5,960,256
Exercisable at end of year	3,693,761
Weighted average exercise price
Options outstanding at beginning of year	$ 6.26
Options granted	6.72
Options exercised	4.19
Options forfeited	7.45
Options expired	6.14
Options outstanding at end of year	6.39	$ 6.26
Exercisable at end of year	$ 5.23
Weighted average remaining contractual life
Options outstanding	6 years 8 months 8 days	6 years 11 months 8 days
Exercisable at end of year	5 years 2 months 15 days
Aggregate intrinsic value
Options outstanding at end of year	$ 3,323	$ 37,587
Exercisable at end of year	$ 2,496